NOTES PAYABLE (Details) - Schedule of Maturities of Long-term Debt - USD ($)	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Schedule of Maturities of Long-term Debt [Abstract]
2015		$ 791,289
2016		233,682
2017		109,386
2018		4,689
2019 & thereafter	$ 0	0
Total	$ 1,377,145	$ 1,139,046	$ 519,734